PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

		Equipment
		and devices
		for
	Computers	leasing and	Office
	and	for	furniture	Leasehold
	equipment	internal use	and equipment	improvements	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2018	$1,947	$1,093	$467	$317	$3,824
Additions	62	434	9	9	514
Balance as of December 31, 2018	2,009	1,527	476	326	4,338

Accumulated depreciation:
Balance as of January 1, 2018	1,632	649	319	202	2,802
Depreciation	63	205	26	29	323
Balance as of December 31, 2018	1,695	854	345	231	3,125

Depreciated balance as of December 31, 2018	$314	$673	$131	$95	$1,213

Cost:
Balance as of January 1, 2017	$1,883	$750	$459	$317	$3,409
Additions	64	349	21	4	438
Disposals	—	(6)	(13)	(4)	(23)
Balance as of December 31, 2017	1,947	1,093	467	317	3,824

Accumulated depreciation:
Balance as of January 1, 2017	1,570	409	255	167	2,401
Depreciation	62	240	71	37	410
Disposals	—	—	(7)	(2)	(9)
Balance as of December 31, 2017	1,632	649	319	202	2,802

Depreciated balance as of December 31, 2017	$315	$444	$148	$115	$1,022

The Group has assets that have been fully depreciated and are still in use. As of December 31, 2018 and 2017, the original cost of such assets is $2,928 thousand and $2,614 thousand, respectively.